Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible Assets

Acquired Intangible Assets

Acquired intangible assets were as follows as of year end.

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Core deposit and other intangibles	$11,619	$9,326	$11,619	$8,480

Schedule of Estimated Amortization Expense	Estimated amortization expense for each of the next five years and thereafter is as follows.

2014	$769
2015	555
2016	522
2017	447
Thereafter	—

$2,293